Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill [Abstract]
Goodwill
10. Goodwill

The changes in the carrying amount of goodwill for the years ended December 2015 and 2016 were as follows:

	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	—	136,569	19,670
Increase in goodwill related to acquisitions during the year	136,569	10,565	1,521
Remeasurement of prior year acquisitions	—	505	73
Accumulated impairment loss	—	—	—
Balance at the end of year	136,569	147,639	21,264